Debt - Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt	$ 12,435	$ 12,437	$ 16,338
Less current portion	(123)	(157)	(8,572)
Debt, less current portion	12,312	12,280	7,766
Promissory note bearing interest at 6.25% [Member]
Debt Instrument [Line Items]
Debt			35
Term loan bearing interest at 7.00% [Member]
Debt Instrument [Line Items]
Debt	279	309	426
Promissory note bearing interest at 7.00% [Member]
Debt Instrument [Line Items]
Debt	87	123	261
April 2012 Senior Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt			8,374
October 2012 Junior secured promissory notes [Member]
Debt Instrument [Line Items]
Debt	$ 12,069	$ 12,005	$ 7,242